SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options transactions in 2018:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	2,290,667	$1.01	7.24	-
Granted	60,000	$0.19	8.32	600
Forfeited	-	-	-	-

Options outstanding at end of year	2,350,667	$0.99	6.00	-

Options exercisable at end of year	2,350,667	$0.99	6.00	-

*)	All options were out of the money as of December 31, 2018 and their intrinsic value was considered as zero.